SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition, Restricted cash and Fair value (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) item	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disaggregation of Revenue
Number of business models | item	2	2
Loan amount	¥ 500
Obligation to pay interest and late fees, maximum threshold percentage	24.00%	24.00%
Total net revenue	¥ 16,553,930	$ 2,400,094	¥ 16,635,645	¥ 13,563,954
Revenue, net of value-added tax and related surcharges:
Performance obligations	1,525,972		1,637,484
Revenue recognized from performance obligations	330,351		210,818
Taxes excluded from revenues	653,023		795,388	547,344
Restricted cash
Restricted cash related to deposit to the funding banks	¥ 2,328,673		¥ 1,986,512
Operating period	3 years	3 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, net of value-added tax and related surcharges:
Revenue, remaining performance obligation, Expected timing of satisfaction, period			12 months
Revenue, remaining performance obligation (as a percent)	80.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, net of value-added tax and related surcharges:
Revenue, remaining performance obligation, Expected timing of satisfaction, period	12 months
Revenue, remaining performance obligation (as a percent)			88.00%
Level 2 | Foreign Exchange Option
Revenue, net of value-added tax and related surcharges:
Fair value of derivative	¥ 4,758
At a point in time
Disaggregation of Revenue
Total net revenue	4,940,000		¥ 6,688,000	5,022,000
Over time
Disaggregation of Revenue
Total net revenue	11,614,000		9,947,000	8,542,000
Credit driven services
Disaggregation of Revenue
Total net revenue	11,586,251	$ 1,679,849	10,189,167	11,403,675
Loan facilitation and servicing fees-capital heavy
Disaggregation of Revenue
Total net revenue	2,086,414	302,502	2,326,027	4,596,555
Revenue from loan facilitation services
Disaggregation of Revenue
Total net revenue	1,442,100		1,399,310	3,160,457
Revenue from post-facilitation services
Disaggregation of Revenue
Total net revenue	644,314		926,717	1,436,098
Financing income
Disaggregation of Revenue
Total net revenue	3,487,951	505,705	2,184,128	2,184,180
Revenue from releasing of guarantee liabilities
Disaggregation of Revenue
Total net revenue	5,899,153	855,297	5,583,135	4,506,935
Other services fees
Disaggregation of Revenue
Total net revenue	112,733	16,345	95,877	116,005
Platform services
Disaggregation of Revenue
Total net revenue	4,967,679	720,245	6,446,478	2,160,279
Loan facilitation and servicing fees-capital light
Disaggregation of Revenue
Total net revenue	4,124,726	598,029	5,677,941	1,826,654
Revenue from loan facilitation services
Disaggregation of Revenue
Total net revenue	2,656,511		4,484,632	1,416,715
Revenue from post-facilitation services
Disaggregation of Revenue
Total net revenue	1,468,215		1,193,309	409,939
Referral services fees
Disaggregation of Revenue
Total net revenue	561,372	81,391	620,317	265,300
Other services fees
Disaggregation of Revenue
Total net revenue	¥ 281,581	$ 40,825	¥ 148,220	¥ 68,325
Loan facilitation service
Disaggregation of Revenue
Number of separate services provided for each loan facilitated | item	3	3
Number of separate performance obligations under ASC 606 | item	2	2
Minimum
Disaggregation of Revenue
Loan terms (In months)	1 month	1 month
Revenue, net of value-added tax and related surcharges:
Term of loan	1 month	1 month
Maximum
Disaggregation of Revenue
Loan terms (In months)	36 months	36 months
Loan amount	¥ 1,000
Revenue, net of value-added tax and related surcharges:
Term of loan	12 months	12 months